COLUMBIA FUNDS INSTITUTIONAL TRUST
                                            CMG CORE BOND FUND
                                              (the "Fund")
                        Supplement to the Statement of Additional Information
                                          dated December 1, 2007


         Effective as of December 15, 2007, Leonard A. Aplet no longer served as a portfolio manager of the Fund. Accordingly, all references to Leonard A. Aplet as a portfolio manager of the Fund are removed from the Statement of Additional Information for the Fund:

         The following is added to the table under the heading "Portfolio Manager(s) of the Advisor" for the Fund:

Portfolio Manager                       Fund
Alexander D. Powers                     CMG Core Bond Fund
Jonathan P. Carlson                     CMG Core Bond Fund
Michael W. Zazzarino                    CMG Core Bond Fund
Carl W. Pappo                           CMG Core Bond Fund

          The following is added to the table under the heading "Compensation" for the Fund:

                                                                                       Lipper Classification
Portfolio Manager                     Primary Benchmark(s)                               (Peer Group(s))
Alexander D. Powers                 Lehman Brothers U.S.           Lipper Corporate Debt Funds A Rated Classification
                                    Aggregate Bond Index
Jonathan P. Carlson                 Lehman Brothers U.S.           Lipper Corporate Debt Funds A Rated Classification
                                    Aggregate Bond Index
Michael W. Zazzarino                Lehman Brothers U.S.           Lipper Corporate Debt Funds A Rated Classification
                                    Aggregate Bond Index
Carl W. Pappo                       Lehman Brothers U.S.           Lipper Corporate Debt Funds A Rated Classification
                                    Aggregate Bond Index

         The following is added to the table under the heading "Other Accounts Managed by the Portfolio Manager(s)":


                                  Other SEC-registered open-end
                                               and                    Other pooled investment
Portfolio Manager                       closed-end funds                     vehicles                       Other accounts
                                  Number of                        Number of                        Number of
                                  accounts          Assets         accounts          Assets         accounts           Assets
                                 ------------ ------------------- ------------ ------------------- ------------ ------------------
                                 ------------ ------------------- ------------ ------------------- ------------ ------------------
Alexander D. Powers                   4         $3.63 billion         11         $2.85 billion         35          $1.12 billion
Jonathan P. Carlson                   5         $4.06 billion          8         $1.28 billion          3           $150 million
Michael W. Zazzarino                  4         $4.15 billion          8         $2.15 billion          9           $150 million
Carl W. Pappo                         4         $4.95 billion          0               $0               5          $1.35 million

Account information is provided as of March 31, 2008.

         The following is added to the table under the heading "Other Accounts Managed by the Portfolio Manager(s) for which Compensation is Based on Performance":



                                  Other SEC-registered open-end
                                               and                    Other pooled investment
Portfolio Manager                       closed-end funds                     vehicles                     Other accounts
                                  Number of                        Number of                        Number of
                                  accounts          Assets         accounts          Assets         accounts         Assets
                                 ------------ ------------------- ------------ ------------------- ------------ -----------------
                                 ------------ ------------------- ------------ ------------------- ------------ -----------------
Alexander D. Powers                   0               $0               0               $0               0              $0
Jonathan P. Carlson                   0               $0               0               $0               0              $0
Michael W. Zazzarino                  0               $0               0               $0               0              $0
Carl W. Pappo                         0               $0               0               $0               0              $0

Account information is provided as of March 31, 2008.

The following is added to the table under the heading "Ownership of Securities":

                                                                                             Dollar Range of Equity Securities in
Portfolio Manager                                                    Fund                         the Fund Beneficially Owned
Alexander D. Powers                                           CMG Core Bond Fund                                   None
Jonathan P. Carlson                                           CMG Core Bond Fund                                   None
Michael W. Zazzarino                                          CMG Core Bond Fund                                   None
Carl W. Pappo                                                 CMG Core Bond Fund                                   None

Account information is provided as of March 31, 2008.





INT-50/155328-0808                                            August 15, 2008